15. Stock Option Plan and Equity Compensation Plan	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Option Plan and Equity Compensation Plan

The Company sponsors an equity compensation plan, adopted by the Board of Directors in 2006, which provides for the granting of nonqualified stock options, stock appreciation rights, stock awards and stock units. Under the plan, the Company may grant options to its directors, officers and employees for up to 200,000 shares of common stock. The Company did not grant any equity compensation in 2014 or 2013.

A summary of the status of the Company’s stock option plan is presented below:

	2014		2013

	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price	Number of Shares

Options outstanding at January 1	$ 14.76	106,900	$ 14.24	151,600
Granted	-	-	-	-
Exercised	-	-	-	-
Expired	14.50	(51,300)	13.00	(44,700)

Options outstanding and exercisable at December 31	$ 15.00	55,600	$ 14.76	106,900

Information pertaining to options outstanding at December 31, 2014 is as follows:

Options Outstanding and Exercisable
Number Outstanding	Weighted Average Remaining Contractual Life	Exercise Price

55,600	0.44 years	$ 15.00